PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited)

Voya Investment Grade Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 93.4%
Basic Materials : 1.4%
26,000  BHP Billiton Finance
USA Ltd., 5.000%,
02/21/2030 $ 26,838
0.3
26,000  BHP Billiton Finance
USA Ltd., 5.300%,
02/21/2035 26,853
0.3
27,000  BHP Billiton Finance
USA Ltd., 5.750%,
09/05/2055 27,559
0.3
9,000  Dow Chemical Co.,
4.375%,
11/15/2042 7,131
0.1
8,000
(1)
Dow Chemical Co.,
5.650%,
03/15/2036 7,970
0.1
7,000
(1)
Dow Chemical Co.,
6.900%,
05/15/2053 7,185
0.1
27,000  Nutrien Ltd., 2.950%,
05/13/2030 25,536
0.2
4,000  Nutrien Ltd., 4.900%,
03/27/2028 4,076
0.0
133,148
1.4
Communications : 10.7%
25,000  Alphabet, Inc., 4.100%,
11/15/2030 25,082
0.3
20,000  Alphabet, Inc., 4.375%,
11/15/2032 20,074
0.2
20,000  Alphabet, Inc., 4.700%,
11/15/2035 20,013
0.2
11,000  Alphabet, Inc., 5.450%,
11/15/2055 10,798
0.1
42,000  Amazon.com, Inc.,
4.100%,
11/20/2030 42,058
0.4
21,000  Amazon.com, Inc.,
4.350%,
03/20/2033 20,938
0.2
24,000  Amazon.com, Inc.,
4.650%,
11/20/2035 23,912
0.3
12,000  Amazon.com, Inc.,
5.450%,
11/20/2055 11,721
0.1
13,000  Amazon.com, Inc.,
5.550%,
11/20/2065 12,620
0.1
16,000  AT&T, Inc., 3.500%,
06/01/2041 12,598
0.1
63,000  AT&T, Inc., 3.550%,
09/15/2055 41,981
0.4
15,000  AT&T, Inc., 3.650%,
09/15/2059 9,900
0.1
12,000  AT&T, Inc., 3.800%,
12/01/2057 8,261
0.1
17,000  AT&T, Inc., 4.550%,
11/01/2032 16,895
0.2
31,000  AT&T, Inc., 4.900%,
11/01/2035 30,629
0.3
18,000  AT&T, Inc., 5.550%,
11/01/2045 17,350
0.2
14,000  AT&T, Inc., 5.700%,
11/01/2054 13,438
0.1
19,000
(2)
Beignet Investor LLC,
6.581%,
05/30/2049 20,091
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
26,000
(1)(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 $ 22,132
0.2
24,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 15,512
0.2
23,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 17,294
0.2
17,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 13,467
0.1
26,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.700%,
12/01/2055 24,948
0.3
14,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 14,525
0.2
10,000  Cisco Systems, Inc.,
5.500%,
02/24/2055 9,913
0.1
7,000  Comcast Corp.,
2.887%,
11/01/2051 4,097
0.0
12,000  Comcast Corp.,
3.200%,
07/15/2036 10,243
0.1
12,000  Comcast Corp.,
3.250%,
11/01/2039 9,383
0.1
10,000  Comcast Corp.,
5.500%,
05/15/2064 8,959
0.1
6,000  Comcast Corp.,
5.650%,
06/01/2054 5,629
0.1
16,000  Comcast Corp.,
6.050%,
05/15/2055 15,821
0.2
40,000  Meta Platforms, Inc.,
4.200%,
11/15/2030 40,095
0.4
10,000  Meta Platforms, Inc.,
4.600%,
11/15/2032 10,083
0.1
7,000  Meta Platforms, Inc.,
5.500%,
11/15/2045 6,801
0.1
25,000  Meta Platforms, Inc.,
5.625%,
11/15/2055 24,013
0.3
15,000  Meta Platforms, Inc.,
5.750%,
11/15/2065 14,321
0.1
9,000  Motorola Solutions, Inc.,
5.550%,
08/15/2035 9,358
0.1
15,000  Paramount Global,
3.700%,
06/01/2028 14,671
0.2
9,000  Paramount Global,
5.250%,
04/01/2044 6,821
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
28,000  Sprint Capital Corp.,
6.875%,
11/15/2028 $ 30,057
0.3
29,000  Sprint Capital Corp.,
8.750%,
03/15/2032 35,091
0.4
7,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 6,483
0.1
10,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 9,603
0.1
15,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 13,708
0.1
18,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 16,715
0.2
6,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 5,849
0.1
12,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 11,477
0.1
16,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 15,737
0.2
19,000  T-Mobile USA, Inc.,
4.950%,
11/15/2035 18,897
0.2
11,000  T-Mobile USA, Inc.,
5.125%,
05/15/2032 11,325
0.1
7,000  T-Mobile USA, Inc.,
5.250%,
06/15/2055 6,383
0.1
8,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 7,855
0.1
39,000  T-Mobile USA, Inc.,
6.700%,
12/15/2033 43,739
0.5
14,000  Uber Technologies, Inc.,
4.150%,
01/15/2031 13,956
0.1
13,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 13,091
0.1
16,000  Uber Technologies, Inc.,
4.800%,
09/15/2035 15,926
0.2
19,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 16,749
0.2
4,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 3,654
0.0
13,000  Verizon
Communications, Inc.,
3.875%,
03/01/2052 9,639
0.1
38,000  Verizon
Communications, Inc.,
4.750%,
01/15/2033 37,982
0.4
12,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 13,201
0.1
1,013,562
10.7
Consumer, Cyclical : 6.8%
26,396  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 26,159
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
35,070  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 $ 34,325
0.4
2,295  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 2,221
0.0
6,535  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 6,351
0.1
6,000  General Motors Co.,
6.250%,
10/02/2043 6,090
0.1
16,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 14,395
0.2
17,000  General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 17,734
0.2
16,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 16,968
0.2
8,000  Home Depot, Inc.,
3.300%,
04/15/2040 6,540
0.1
4,000  Home Depot, Inc.,
3.625%,
04/15/2052 2,924
0.0
20,000  Home Depot, Inc.,
4.650%,
09/15/2035 19,836
0.2
3,000  Home Depot, Inc.,
4.950%,
09/15/2052 2,754
0.0
5,000  Home Depot, Inc.,
5.300%,
06/25/2054 4,786
0.1
24,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 24,310
0.3
13,000
(2)
Hyundai Capital
America, 4.500%,
09/18/2030 13,006
0.1
12,000
(2)
Hyundai Capital
America, 5.150%,
03/27/2030 12,304
0.1
20,000
(2)
Hyundai Capital
America, 5.400%,
03/29/2032 20,665
0.2
12,000
(2)
Hyundai Capital
America, 5.680%,
06/26/2028 12,390
0.1
18,000
(2)
Hyundai Capital
America, 6.100%,
09/21/2028 18,837
0.2
34,000  Lowe's Cos., Inc.,
1.700%,
09/15/2028 32,041
0.3
7,000  Lowe's Cos., Inc.,
2.800%,
09/15/2041 5,036
0.1
14,000  Lowe's Cos., Inc.,
4.250%,
03/15/2031 13,945
0.2
4,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 3,154
0.0
16,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 12,515
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
29,000  Lowe's Cos., Inc.,
4.500%,
10/15/2032 $ 28,852
0.3
14,000  Lowe's Cos., Inc.,
4.850%,
10/15/2035 13,892
0.1
7,000  Lowe's Cos., Inc.,
5.800%,
09/15/2062 6,847
0.1
27,000  Marriott International,
Inc., 4.500%,
10/15/2031 27,071
0.3
16,000  Marriott International,
Inc., 5.250%,
10/15/2035 16,222
0.2
13,000  Royal Caribbean
Cruises Ltd., 5.375%,
01/15/2036 13,059
0.1
19,000
(2)
Royal Caribbean
Cruises Ltd., 5.500%,
04/01/2028 19,350
0.2
3,000
(2)
Royal Caribbean
Cruises Ltd., 5.625%,
09/30/2031 3,068
0.0
22,000
(2)
Royal Caribbean
Cruises Ltd., 6.250%,
03/15/2032 22,773
0.2
19,000  Toyota Motor Credit
Corp., 4.800%,
05/15/2030 19,502
0.2
12,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 12,727
0.1
13,000  Toyota Motor Credit
Corp., MTN, 4.600%,
10/10/2031 13,202
0.1
3,401  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 3,489
0.0
6,416  United Airlines Pass
Through Trust 20-1, B,
4.875%,
07/15/2027 6,416
0.1
8,149  United Airlines Pass
Through Trust 2014-1,
A, 4.000%,
10/11/2027 8,149
0.1
13,805  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 13,793
0.1
4,818  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 4,651
0.1
18,217  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 17,627
0.2
7,000  Walmart, Inc., 2.500%,
09/22/2041 5,078
0.1
54,000  Walmart, Inc., 4.900%,
04/28/2035 55,541
0.6
640,595
6.8
Consumer, Non-cyclical : 16.4%
14,000  AbbVie, Inc., 3.200%,
11/21/2029 13,581
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
9,000  AbbVie, Inc., 4.050%,
11/21/2039 $ 8,042
0.1
23,000  AbbVie, Inc., 4.875%,
03/15/2030 23,702
0.3
11,000  AbbVie, Inc., 5.050%,
03/15/2034 11,308
0.1
7,000  AbbVie, Inc., 5.350%,
03/15/2044 6,922
0.1
11,000  AbbVie, Inc., 5.500%,
03/15/2064 10,693
0.1
20,000  AbbVie, Inc., 5.600%,
03/15/2055 20,060
0.2
5,000  Amgen, Inc., 2.450%,
02/21/2030 4,665
0.0
13,000  Amgen, Inc., 3.150%,
02/21/2040 10,258
0.1
20,000  Amgen, Inc., 5.150%,
03/02/2028 20,472
0.2
6,000  Amgen, Inc., 5.250%,
03/02/2030 6,230
0.1
22,000  Amgen, Inc., 5.750%,
03/02/2063 21,483
0.2
33,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 32,678
0.3
39,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 36,093
0.4
14,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.950%,
01/15/2042 13,397
0.1
9,000  BAT Capital Corp.,
3.984%,
09/25/2050 6,587
0.1
20,000  BAT Capital Corp.,
4.625%,
03/22/2033 19,895
0.2
7,000  BAT Capital Corp.,
5.350%,
08/15/2032 7,286
0.1
14,000  BAT Capital Corp.,
7.079%,
08/02/2043 15,789
0.2
4,000  Bunge Ltd. Finance
Corp., 4.200%,
09/17/2029 4,009
0.0
9,000  Bunge Ltd. Finance
Corp., 4.650%,
09/17/2034 8,835
0.1
18,000  Bunge Ltd. Finance
Corp., 5.150%,
08/04/2035 18,291
0.2
13,000  Cardinal Health, Inc.,
4.500%,
09/15/2030 13,127
0.1
14,000  Cardinal Health, Inc.,
5.000%,
11/15/2029 14,386
0.2
15,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 15,454
0.2
13,000
(1)
Cardinal Health, Inc.,
5.150%,
09/15/2035 13,217
0.1
13,000  Centene Corp., 2.500%,
03/01/2031 11,234
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
39,000  Centene Corp., 3.000%,
10/15/2030 $ 34,921
0.4
16,000  Cigna Group, 4.800%,
08/15/2038 15,331
0.2
13,000  Cigna Group, 5.250%,
01/15/2036 13,243
0.1
5,000  CVS Health Corp.,
1.750%,
08/21/2030 4,443
0.0
21,000  CVS Health Corp.,
4.300%,
03/25/2028 21,074
0.2
10,000  CVS Health Corp.,
5.050%,
03/25/2048 8,821
0.1
7,000  CVS Health Corp.,
5.125%,
02/21/2030 7,194
0.1
5,000  CVS Health Corp.,
5.875%,
06/01/2053 4,858
0.1
13,000  CVS Health Corp.,
6.200%,
09/15/2055 13,208
0.1
23,000  CVS Health Corp.,
6.250%,
09/15/2065 23,167
0.2
7,000  Elevance Health, Inc.,
2.875%,
09/15/2029 6,675
0.1
18,000  Elevance Health, Inc.,
4.600%,
09/15/2032 17,997
0.2
23,000  Eli Lilly & Co., 4.750%,
02/12/2030 23,656
0.3
21,000  Eli Lilly & Co., 4.900%,
10/15/2035 21,405
0.2
10,000  Eli Lilly & Co., 5.000%,
02/09/2054 9,351
0.1
7,000  Eli Lilly & Co., 5.050%,
08/14/2054 6,561
0.1
7,000  Eli Lilly & Co., 5.550%,
03/15/2037 7,581
0.1
21,000  Eli Lilly & Co., 5.550%,
10/15/2055 21,164
0.2
22,000  Eli Lilly & Co., 5.650%,
10/15/2065 22,186
0.2
22,000  Equifax, Inc., 5.100%,
06/01/2028 22,484
0.2
15,000  Gilead Sciences, Inc.,
4.800%,
11/15/2029 15,439
0.2
15,000  Gilead Sciences, Inc.,
5.500%,
11/15/2054 14,817
0.2
7,000  Gilead Sciences, Inc.,
5.550%,
10/15/2053 6,973
0.1
5,000  HCA, Inc., 2.375%,
07/15/2031 4,489
0.0
5,000  HCA, Inc., 3.500%,
09/01/2030 4,810
0.1
10,000  HCA, Inc., 4.125%,
06/15/2029 9,969
0.1
11,000  HCA, Inc., 5.125%,
06/15/2039 10,631
0.1
26,000  HCA, Inc., 5.450%,
09/15/2034 26,775
0.3
8,000  HCA, Inc., 5.500%,
03/01/2032 8,340
0.1
15,000  HCA, Inc., 5.625%,
09/01/2028 15,466
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
15,000  HCA, Inc., 5.750%,
03/01/2035 $ 15,752
0.2
9,000  HCA, Inc., 6.000%,
04/01/2054 8,957
0.1
27,000  HCA, Inc., 6.200%,
03/01/2055 27,535
0.3
10,000  Kroger Co., 5.000%,
09/15/2034 10,059
0.1
14,000  Kroger Co., 5.500%,
09/15/2054 13,347
0.1
10,000  Kroger Co., 5.650%,
09/15/2064 9,547
0.1
6,000
(2)
Mars, Inc., 2.375%,
07/16/2040 4,310
0.0
11,000
(2)
Mars, Inc., 4.800%,
03/01/2030 11,244
0.1
17,000
(2)
Mars, Inc., 5.000%,
03/01/2032 17,529
0.2
28,000
(2)
Mars, Inc., 5.200%,
03/01/2035 28,789
0.3
11,000
(2)
Mars, Inc., 5.650%,
05/01/2045 11,095
0.1
23,000
(2)
Mars, Inc., 5.700%,
05/01/2055 22,927
0.2
25,000
(2)
Mars, Inc., 5.800%,
05/01/2065 25,132
0.3
9,000  McKesson Corp.,
4.950%,
05/30/2032 9,256
0.1
38,000  McKesson Corp.,
5.250%,
05/30/2035 39,303
0.4
31,000  Merck & Co., Inc.,
3.850%,
03/15/2029 30,994
0.3
22,000  Merck & Co., Inc.,
4.150%,
03/15/2031 21,937
0.2
38,000  Merck & Co., Inc.,
4.750%,
12/04/2035 37,873
0.4
11,000  Merck & Co., Inc.,
5.550%,
12/04/2055 10,862
0.1
14,000  Merck & Co., Inc.,
5.700%,
12/04/2065 13,862
0.1
13,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 12,523
0.1
22,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 20,427
0.2
14,000  Pfizer, Inc., 4.875%,
11/15/2035 14,047
0.1
11,000  Philip Morris
International, Inc.,
4.375%,
04/30/2030 11,072
0.1
15,000  Philip Morris
International, Inc.,
4.625%,
10/29/2035 14,682
0.2
18,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 18,389
0.2
20,000  Philip Morris
International, Inc.,
4.875%,
04/30/2035 20,074
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
48,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 $ 49,630
0.5
9,000  Quanta Services, Inc.,
4.500%,
01/15/2031 9,024
0.1
19,000  Quanta Services, Inc.,
5.100%,
08/09/2035 19,049
0.2
5,000  Reynolds American,
Inc., 5.850%,
08/15/2045 4,936
0.1
20,000  Royalty Pharma PLC,
1.750%,
09/02/2027 19,277
0.2
7,000  Royalty Pharma PLC,
2.200%,
09/02/2030 6,348
0.1
13,000  Royalty Pharma PLC,
5.200%,
09/25/2035 13,077
0.1
25,000
(2)
S&P Global, Inc.,
4.250%,
01/15/2031 25,002
0.3
19,000
(2)
S&P Global, Inc.,
4.800%,
12/04/2035 18,949
0.2
6,000  UnitedHealth Group,
Inc., 2.875%,
08/15/2029 5,770
0.1
14,000  UnitedHealth Group,
Inc., 4.400%,
06/15/2028 14,157
0.2
6,000  UnitedHealth Group,
Inc., 4.650%,
01/15/2031 6,105
0.1
13,000  UnitedHealth Group,
Inc., 4.800%,
01/15/2030 13,327
0.1
8,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 7,170
0.1
8,000  UnitedHealth Group,
Inc., 5.375%,
04/15/2054 7,555
0.1
7,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 6,582
0.1
34,000  UnitedHealth Group,
Inc., 5.625%,
07/15/2054 33,387
0.4
1,551,592
16.4
Energy : 7.0%
10,000  Cenovus Energy, Inc.,
4.650%,
03/20/2031 9,972
0.1
17,000  Cenovus Energy, Inc.,
5.400%,
03/20/2036 16,986
0.2
8,000
(1)
Energy Transfer L.P.,
5.700%,
04/01/2035 8,285
0.1
8,000  Energy Transfer L.P.,
5.950%,
10/01/2043 7,857
0.1
16,000  Energy Transfer L.P.,
6.000%,
06/15/2048 15,533
0.2
20,000  Energy Transfer L.P.,
6.050%,
09/01/2054 19,254
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
8,000
(3)
Energy Transfer L.P. H,
6.500%,
12/31/2199 $ 8,069
0.1
14,000  Enterprise Products
Operating LLC, 3.950%,
01/31/2060 10,244
0.1
19,000  Enterprise Products
Operating LLC, 4.300%,
06/20/2028 19,166
0.2
15,000  Enterprise Products
Operating LLC, 4.600%,
01/15/2031 15,189
0.1
5,000  Enterprise Products
Operating LLC, 4.850%,
01/31/2034 5,060
0.0
8,000  Enterprise Products
Operating LLC, 4.950%,
02/15/2035 8,096
0.1
43,000  Enterprise Products
Operating LLC, 5.200%,
01/15/2036 43,799
0.5
5,000  Enterprise Products
Operating LLC, 5.550%,
02/16/2055 4,849
0.0
35,000  EOG Resources, Inc.,
4.400%,
01/15/2031 35,149
0.4
64,000  EOG Resources, Inc.,
5.350%,
01/15/2036 65,789
0.7
35,000  Equinor ASA, 4.750%,
11/14/2035 34,836
0.4
22,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 22,438
0.2
10,000  Marathon Petroleum
Corp., 5.000%,
09/15/2054 8,369
0.1
16,000  Marathon Petroleum
Corp., 5.700%,
03/01/2035 16,474
0.2
12,000  MPLX L.P., 2.650%,
08/15/2030 11,123
0.1
16,000  MPLX L.P., 4.800%,
02/15/2031 16,191
0.2
16,000  MPLX L.P., 5.400%,
09/15/2035 16,125
0.2
6,000  MPLX L.P., 5.500%,
06/01/2034 6,124
0.1
22,000  ONEOK, Inc., 5.700%,
11/01/2054 20,517
0.2
42,000  ONEOK, Inc., 6.250%,
10/15/2055 42,119
0.4
10,000  Targa Resources Corp.,
4.900%,
09/15/2030 10,204
0.1
6,000  Targa Resources Corp.,
5.500%,
02/15/2035 6,149
0.1
13,000  Targa Resources Corp.,
6.125%,
05/15/2055 12,966
0.1
24,000  Targa Resources Corp.,
6.250%,
07/01/2052 24,231
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
4,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 $ 4,025
0.0
8,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 7,674
0.1
25,000
(2)
Transcontinental Gas
Pipe Line Co. LLC,
5.100%,
03/15/2036 25,180
0.3
22,000  Viper Energy Partners
LLC, 4.900%,
08/01/2030 22,267
0.2
10,000  Williams Cos., Inc.,
5.100%,
09/15/2045 9,184
0.1
16,000  Williams Cos., Inc.,
5.300%,
09/30/2035 16,282
0.2
19,000  Woodside Finance Ltd.,
5.400%,
05/19/2030 19,515
0.2
19,000  Woodside Finance Ltd.,
6.000%,
05/19/2035 19,798
0.2
665,088
7.0
Financial : 28.8%
20,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 20,057
0.2
12,000  American Homes 4
Rent L.P., 4.950%,
06/15/2030 12,245
0.1
11,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 11,391
0.1
11,000  American International
Group, Inc., 3.400%,
06/30/2030 10,619
0.1
19,000  American International
Group, Inc., 4.750%,
04/01/2048 16,902
0.2
31,000  American International
Group, Inc., 5.450%,
05/07/2035 32,305
0.3
30,000
(2)
Aviation Capital
Group LLC, 4.800%,
10/24/2030 30,027
0.3
23,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 20,573
0.2
24,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 22,372
0.2
48,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 44,060
0.5
33,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 32,596
0.3
14,000
(3)
Bank of America Corp.,
4.571%,
04/27/2033 13,970
0.2
15,000
(3)
Bank of America Corp.,
5.511%,
01/24/2036 15,648
0.2
24,000
(3)
Bank of America Corp.,
5.518%,
10/25/2035 24,593
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
22,000
(3)
Bank of America Corp.,
5.744%,
02/12/2036 $ 22,933
0.2
20,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 21,351
0.2
12,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 11,451
0.1
2,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 1,864
0.0
3,000
(3)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 2,215
0.0
12,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 11,424
0.1
42,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 38,424
0.4
5,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 4,831
0.1
24,000
(3)
Bank of Montreal,
4.350%,
09/22/2031 23,979
0.3
118,000
(3)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 122,306
1.3
24,000  Broadstone Net
Lease LLC, 5.000%,
11/01/2032 24,097
0.3
30,000  Brown & Brown, Inc.,
4.700%,
06/23/2028 30,370
0.3
21,000  Brown & Brown, Inc.,
4.900%,
06/23/2030 21,305
0.2
64,000  Chubb INA Holdings
LLC, 4.900%,
08/15/2035 64,305
0.7
43,000
(2)
Citadel L.P., 6.375%,
01/23/2032 45,662
0.5
24,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 22,791
0.2
34,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 36,098
0.4
23,000
(3)
First Citizens
BancShares, Inc.,
6.254%,
03/12/2040 23,469
0.3
34,000  First Industrial L.P.,
5.250%,
01/15/2031 34,720
0.4
45,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.750%,
11/01/2037 44,921
0.5
9,000  Goldman Sachs Capital
I, 6.345%,
02/15/2034 9,571
0.1
35,000
(3)
Goldman Sachs
Group, Inc., 4.939%,
10/21/2036 34,759
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
3,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 $ 3,074
0.0
31,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 31,862
0.3
20,000
(3)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 20,769
0.2
7,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 7,315
0.1
12,000  Hartford Financial
Services Group, Inc.,
2.800%,
08/19/2029 11,483
0.1
22,000
(2)(3)
Hartford Financial
Services Group,
Inc. ICON, 6.238%,
(TSFR3M + 2.387%),
02/12/2067 20,853
0.2
21,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 20,834
0.2
20,000  Intercontinental
Exchange, Inc.,
4.200%,
03/15/2031 20,013
0.2
10,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 8,751
0.1
33,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 31,392
0.3
6,000
(3)
JPMorgan Chase & Co.,
2.739%,
10/15/2030 5,694
0.1
13,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 12,884
0.1
19,000
(3)
JPMorgan Chase & Co.,
4.255%,
10/22/2031 18,946
0.2
44,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 44,462
0.5
13,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 13,186
0.1
186,000
(3)
JPMorgan Chase & Co.,
4.810%,
10/22/2036 184,763
2.0
12,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 12,322
0.1
14,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 14,356
0.2
7,000
(3)
JPMorgan Chase & Co.,
5.140%,
01/24/2031 7,236
0.1
21,000
(3)
JPMorgan Chase & Co.,
5.572%,
04/22/2036 22,041
0.2
26,000
(3)
JPMorgan Chase & Co.,
5.576%,
07/23/2036 26,906
0.3
13,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 13,860
0.1
8,000
(3)
JPMorgan Chase & Co.,
6.254%,
10/23/2034 8,798
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
13,000  Kilroy Realty L.P.,
5.875%,
10/15/2035 $ 13,066
0.1
28,000  Kilroy Realty L.P.,
6.250%,
01/15/2036 28,960
0.3
24,000  KKR & Co., Inc.,
5.100%,
08/07/2035 24,012
0.3
9,000
(2)
LPL Holdings, Inc.,
4.625%,
11/15/2027 9,001
0.1
17,000  LPL Holdings, Inc.,
5.650%,
03/15/2035 17,435
0.2
50,000
(3)
M&T Bank Corp.,
5.400%,
07/30/2035 50,504
0.5
39,000  Manulife Financial
Corp., 4.986%,
12/11/2035 38,919
0.4
32,000
(3)
Morgan Stanley,
4.654%,
10/18/2030 32,394
0.3
30,000
(3)
Morgan Stanley,
4.994%,
04/12/2029 30,598
0.3
26,000
(3)
Morgan Stanley,
5.466%,
01/18/2035 27,036
0.3
47,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 49,364
0.5
15,000
(3)
Morgan Stanley,
6.627%,
11/01/2034 16,779
0.2
4,000
(3)
Morgan Stanley, MTN,
2.511%,
10/20/2032 3,589
0.0
10,000
(3)
Morgan Stanley I,
4.356%,
10/22/2031 9,969
0.1
18,000
(3)
Morgan Stanley I,
4.892%,
10/22/2036 17,848
0.2
30,000  National Health
Investors, Inc., 3.000%,
02/01/2031 27,282
0.3
29,000
(1)
National Health
Investors, Inc., 5.350%,
02/01/2033 28,970
0.3
25,000  Northern Trust Corp.,
4.150%,
11/19/2030 25,034
0.3
51,000
(3)
Northern Trust Corp.,
5.117%,
11/19/2040 50,949
0.5
36,000
(3)
PNC Financial Services
Group, Inc., 5.373%,
07/21/2036 37,041
0.4
16,000
(3)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 17,302
0.2
33,000  Raymond James
Financial, Inc., 5.650%,
09/11/2055 32,326
0.3
34,000  Rexford Industrial
Realty L.P., 2.125%,
12/01/2030 30,458
0.3
21,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 18,430
0.2
20,000  Rexford Industrial
Realty L.P., 5.000%,
06/15/2028 20,366
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
22,000
(3)
Royal Bank of Canada,
4.696%,
08/06/2031 $ 22,293
0.2
23,000
(3)
Royal Bank of Canada,
GMTN, 4.650%,
10/18/2030 23,333
0.3
24,000
(3)
Royal Bank of Canada,
GMTN, 4.715%,
03/27/2028 24,209
0.3
18,000
(3)
State Street Corp.,
3.031%,
11/01/2034 17,004
0.2
22,000
(3)
State Street Corp.,
4.675%,
10/22/2032 22,450
0.2
21,000
(2)
Symetra Life Insurance
Co., 6.550%,
10/01/2055 21,731
0.2
26,000  Toronto-Dominion Bank,
4.928%,
10/15/2035 25,992
0.3
33,000  TPG Operating
Group II L.P., 5.875%,
03/05/2034 34,477
0.4
35,000
(3)
Truist Financial
Corp., MTN, 4.964%,
10/23/2036 34,640
0.4
15,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 15,966
0.2
8,000
(3)
Truist Financial
Corp., MTN, 6.123%,
10/28/2033 8,664
0.1
4,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 3,105
0.0
25,000
(3)
Wells Fargo & Co.,
5.150%,
04/23/2031 25,811
0.3
11,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 11,483
0.1
87,000
(3)
Wells Fargo & Co.,
5.605%,
04/23/2036 91,222
1.0
20,000
(3)
Wells Fargo & Co.,
6.303%,
10/23/2029 21,137
0.2
5,000
(3)
Wells Fargo & Co.,
6.491%,
10/23/2034 5,538
0.1
11,000
(3)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 9,472
0.1
8,000
(3)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 7,317
0.1
15,000
(3)
Wells Fargo & Co. W,
4.900%,
01/24/2028 15,129
0.2
100,000
(2)
Wynnton Funding Trust,
5.251%,
08/15/2035 100,676
1.1
2,721,285
28.8
Industrial : 5.7%
27,000  Boeing Co., 5.930%,
05/01/2060 26,511
0.3
19,000  Boeing Co., 7.008%,
05/01/2064 21,669
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
10,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 $ 8,022
0.1
14,000  Burlington Northern
Santa Fe LLC, 4.400%,
03/15/2042 12,538
0.1
5,000  Burlington Northern
Santa Fe LLC, 4.550%,
09/01/2044 4,454
0.0
11,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 10,366
0.1
5,000  Burlington Northern
Santa Fe LLC, 5.500%,
03/15/2055 4,936
0.0
16,000  Burlington Northern
Santa Fe LLC, 5.550%,
03/15/2056 15,784
0.2
25,000  Canadian National
Railway Co., 4.200%,
03/12/2031 24,960
0.3
19,000  Canadian National
Railway Co., 4.750%,
11/12/2035 19,024
0.2
8,000  CRH America
Finance, Inc., 5.000%,
02/09/2036 8,031
0.1
18,000  CRH America
Finance, Inc., 5.600%,
02/09/2056 17,754
0.2
36,000  Embraer Netherlands
Finance BV, 5.400%,
01/09/2038 35,532
0.4
4,396  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 3,845
0.0
22,000  General Electric Co.,
4.300%,
07/29/2030 22,195
0.2
16,000  General Electric Co.,
4.900%,
01/29/2036 16,253
0.2
18,000  Honeywell International,
Inc., 4.750%,
02/01/2032 18,369
0.2
7,000  Honeywell International,
Inc., 5.000%,
03/01/2035 7,133
0.1
25,000  Howmet Aerospace,
Inc., 4.550%,
11/15/2032 25,120
0.3
19,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 19,646
0.2
13,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 13,780
0.1
19,000  John Deere Capital
Corp., 4.400%,
09/08/2031 19,193
0.2
15,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 15,493
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
12,000  John Deere Capital
Corp., MTN, 5.100%,
04/11/2034 $ 12,413
0.1
19,000  John Deere Capital
Corp. I, 4.550%,
06/05/2030 19,326
0.2
29,000  Lockheed Martin Corp.,
5.000%,
08/15/2035 29,548
0.3
10,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 9,301
0.1
27,000
(2)
Molex Electronic
Technologies LLC,
5.250%,
04/30/2032 27,726
0.3
7,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 7,166
0.1
10,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 10,362
0.1
15,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 15,636
0.2
36,000  Waste Management,
Inc., 4.950%,
03/15/2035 36,581
0.4
538,667
5.7
Technology : 6.6%
57,000  Broadcom, Inc.,
4.800%,
02/15/2036 56,267
0.6
14,000  Broadcom, Inc.,
4.900%,
02/15/2038 13,732
0.1
16,000
(2)
Broadcom, Inc.,
4.926%,
05/15/2037 15,799
0.2
16,000  Broadcom, Inc.,
5.150%,
11/15/2031 16,607
0.2
31,000  Dell International LLC
/ EMC Corp., 4.750%,
10/06/2032 31,003
0.3
23,000  Dell International LLC
/ EMC Corp., 5.300%,
04/01/2032 23,663
0.2
23,000  Hewlett Packard
Enterprise Co., 4.150%,
09/15/2028 23,025
0.2
19,000  Hewlett Packard
Enterprise Co., 4.400%,
10/15/2030 18,947
0.2
12,000  Intel Corp., 2.000%,
08/12/2031 10,538
0.1
9,000  Intel Corp., 2.450%,
11/15/2029 8,402
0.1
21,000  Intel Corp., 2.800%,
08/12/2041 14,722
0.2
15,000  Intel Corp., 5.700%,
02/10/2053 13,980
0.1
20,000  Marvell Technology,
Inc., 2.450%,
04/15/2028 19,276
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
10,000  Marvell Technology,
Inc., 2.950%,
04/15/2031 $ 9,269
0.1
6,000  Marvell Technology,
Inc., 4.750%,
07/15/2030 6,081
0.1
17,000  Marvell Technology,
Inc., 4.875%,
06/22/2028 17,303
0.2
37,000  Micron Technology, Inc.,
5.800%,
01/15/2035 39,012
0.4
22,000
(2)
MSCI, Inc., 3.625%,
09/01/2030 21,031
0.2
30,000
(2)
MSCI, Inc., 3.625%,
11/01/2031 28,180
0.3
10,000  MSCI, Inc., 5.150%,
03/15/2036 9,932
0.1
33,000  MSCI, Inc., 5.250%,
09/01/2035 33,230
0.4
9,000  Oracle Corp., 2.300%,
03/25/2028 8,584
0.1
18,000  Oracle Corp., 2.875%,
03/25/2031 16,181
0.2
10,000  Oracle Corp., 5.375%,
09/27/2054 8,094
0.1
7,000  Oracle Corp., 5.500%,
08/03/2035 6,863
0.1
19,000  Oracle Corp., 5.500%,
09/27/2064 15,179
0.2
19,000  Oracle Corp., 5.875%,
09/26/2045 17,169
0.2
23,000  Oracle Corp., 5.950%,
09/26/2055 20,393
0.2
20,000  Oracle Corp., 6.100%,
09/26/2065 17,652
0.2
22,000  Qualcomm, Inc.,
4.750%,
05/20/2032 22,481
0.2
62,000  Workday, Inc., 3.800%,
04/01/2032 59,342
0.6
621,937
6.6
Utilities : 10.0%
23,000  AEP Texas, Inc.,
5.850%,
10/15/2055 22,601
0.2
3,000  Alabama Power Co.,
3.450%,
10/01/2049 2,137
0.0
5,000  Alabama Power Co.,
3.750%,
03/01/2045 3,947
0.0
18,000  Alabama Power Co.,
5.100%,
04/02/2035 18,436
0.2
5,000  Alabama Power Co.,
5.850%,
11/15/2033 5,375
0.1
5,000  Alabama Power Co. A,
4.300%,
07/15/2048 4,158
0.0
30,000
(3)
American Electric
Power Co., Inc. D,
6.050%,
03/15/2056 29,490
0.3
1,000  American Water
Capital Corp., 4.150%,
06/01/2049 812
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
8,000  American Water
Capital Corp., 5.250%,
03/01/2035 $ 8,252
0.1
20,000  American Water
Capital Corp., 5.700%,
09/01/2055 20,043
0.2
27,000
(2)
Basin Electric Power
Cooperative, 5.850%,
10/15/2055 26,481
0.3
14,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 13,781
0.1
8,000  Commonwealth
Edison Co., 5.900%,
03/15/2036 8,609
0.1
7,000  Commonwealth
Edison Co., 5.950%,
06/01/2055 7,285
0.1
9,000  Connecticut Light and
Power Co., 4.950%,
08/15/2034 9,090
0.1
22,000  Consolidated Edison
Co. of New York, Inc.,
5.750%,
11/15/2055 21,960
0.2
16,000  Consolidated Edison
Co. of New York,
Inc. 12-A, 4.200%,
03/15/2042 13,730
0.1
3,000  Consolidated Edison
Co. of New York, Inc.
C, 4.000%,
11/15/2057 2,233
0.0
7,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 5,522
0.1
4,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 3,365
0.0
2,000  Duke Energy Carolinas
LLC, 4.250%,
12/15/2041 1,760
0.0
13,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 11,767
0.1
4,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 4,321
0.0
6,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 6,233
0.1
7,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 5,357
0.1
7,000  Duke Energy Ohio, Inc.,
4.300%,
02/01/2049 5,753
0.1
3,000  Duke Energy Ohio, Inc.,
5.250%,
04/01/2033 3,114
0.0
17,000  Essential Utilities, Inc.,
4.276%,
05/01/2049 13,807
0.1
38,000  Essential Utilities, Inc.,
5.250%,
08/15/2035 38,828
0.4
15,000  Eversource Energy,
4.450%,
12/15/2030 14,924
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
5,000  Eversource Energy,
5.125%,
05/15/2033 $ 5,052
0.1
19,000  Eversource Energy,
5.450%,
03/01/2028 19,483
0.2
6,000  Eversource Energy,
5.500%,
01/01/2034 6,171
0.1
10,000  Eversource Energy,
5.950%,
02/01/2029 10,458
0.1
18,000  Exelon Corp., 5.125%,
03/15/2031 18,618
0.2
11,000  Exelon Corp., 5.150%,
03/15/2028 11,243
0.1
5,000  Florida Power &
Light Co., 5.400%,
09/01/2035 5,197
0.1
12,000  Florida Power &
Light Co., 5.600%,
02/15/2066 11,824
0.1
3,000  Florida Power &
Light Co., 5.650%,
02/01/2037 3,209
0.0
3,000  Indiana Michigan
Power Co., 6.050%,
03/15/2037 3,274
0.0
12,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 11,743
0.1
19,000  Jersey Central Power
& Light Co., 5.100%,
01/15/2035 19,225
0.2
6,000
(2)
Metropolitan Edison
Co., 5.200%,
04/01/2028 6,131
0.1
9,000
(2)
Monongahela
Power Co., 5.850%,
02/15/2034 9,518
0.1
5,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 4,521
0.1
31,000  National Rural Utilities
Cooperative Finance
Corp., 3.950%,
12/10/2027 31,133
0.3
8,000  National Rural Utilities
Cooperative Finance
Corp., 4.023%,
11/01/2032 7,779
0.1
7,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 6,858
0.1
15,000  National Rural Utilities
Cooperative Finance
Corp., 4.300%,
12/10/2030 15,039
0.2
11,000  National Rural Utilities
Cooperative Finance
Corp., 4.950%,
02/07/2030 11,333
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
14,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 $ 14,278
0.2
7,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.650%,
06/15/2031 6,106
0.1
11,000  NextEra Energy Capital
Holdings, Inc., 5.300%,
03/15/2032 11,463
0.1
6,000  NextEra Energy Capital
Holdings, Inc., 5.450%,
03/15/2035 6,214
0.1
11,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.375%,
08/15/2055 11,362
0.1
21,000  NSTAR Electric Co.,
5.200%,
03/01/2035 21,463
0.2
5,000  NSTAR Electric Co.,
5.400%,
06/01/2034 5,190
0.1
11,000  NSTAR Electric Co.,
5.500%,
03/15/2040 11,137
0.1
13,000  Oncor Electric Delivery
Co. LLC, 5.550%,
06/15/2054 12,628
0.1
18,000
(2)
Oncor Electric Delivery
Co. LLC, 5.800%,
04/01/2055 18,128
0.2
6,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 4,782
0.1
11,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 9,135
0.1
16,000  Pacific Gas and
Electric Co., 6.150%,
03/01/2055 15,903
0.2
4,000  PECO Energy Co.,
4.900%,
06/15/2033 4,089
0.0
8,000  PECO Energy Co.,
5.250%,
09/15/2054 7,571
0.1
14,000
(2)
PSEG Power LLC,
5.200%,
05/15/2030 14,327
0.2
15,000
(2)
PSEG Power LLC,
5.750%,
05/15/2035 15,579
0.2
23,000  Public Service Co. of
Colorado, 5.850%,
05/15/2055 23,328
0.2
9,000  Public Service Co.
of New Hampshire,
3.600%,
07/01/2049 6,637
0.1
3,000  Public Service Electric
and Gas Co., 4.850%,
08/01/2034 3,026
0.0
12,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 12,456
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,000  Public Service Electric
and Gas Co., MTN,
3.800%,
03/01/2046 $ 789
0.0
11,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 11,336
0.1
6,000  Public Service Electric
and Gas Co., MTN,
5.500%,
03/01/2040 6,165
0.1
31,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 27,772
0.3
14,000  San Diego Gas &
Electric Co., 5.400%,
04/15/2035 14,499
0.2
12,000  Southern California
Gas Co., 5.450%,
06/15/2035 12,530
0.1
10,000  Southern California
Gas Co., 6.000%,
06/15/2055 10,282
0.1
5,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 5,139
0.1
20,000
(2)
Trans-Allegheny
Interstate Line Co.,
5.000%,
01/15/2031 20,558
0.2
7,000  Virginia Electric and
Power Co., 5.650%,
03/15/2055 6,881
0.1
17,000  Virginia Electric and
Power Co. D, 5.600%,
09/15/2055 16,527
0.2
23,000  Wisconsin Electric
Power Co., 3.950%,
03/01/2029 23,005
0.2
941,265
10.0
Total Corporate Bonds/
Notes
(Cost $8,680,717)
8,827,139
93.4
U.S. TREASURY OBLIGATIONS : 2.7%
United States Treasury Bonds : 0.5%
54,600
4.750
%,
08/15/2055 53,696
0.5
United States Treasury Notes : 2.2%
10,000
3.375
%,
12/31/2027 9,980
0.1
10,000
3.500
%,
12/15/2028 9,989
0.1
45,300
3.625
%,
12/31/2030 45,086
0.5
20,000
3.875
%,
12/31/2032 19,914
0.2
124,700
4.000
%,
11/15/2035 122,917
1.3
207,886
2.2
Total U.S. Treasury
Obligations
(Cost $262,104)
261,582
2.7
Total Long-Term
Investments
(Cost $8,942,821)
9,088,721
96.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.0%
Repurchase Agreements : 1.0%
85,000
(4)
Citadel Securities
LLC, Repurchase
Agreement dated
12/31/2025, 3.940%,
due 01/02/2026
(Repurchase Amount
$85,018, collateralized
by various U.S.
Government Securities,
0.000%-5.250%, Market
Value plus accrued
interest $86,724, due
01/31/26-11/15/55)
$ 85,000
0.9
7,018
(4)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
12/31/2025, 3.840%,
due 01/02/2026
(Repurchase Amount
$7,019, collateralized
by various U.S.
Government Securities,
0.625%-4.875%, Market
Value plus accrued
interest $7,158, due
04/30/26-11/15/34)
7,018
0.1
Total Repurchase
Agreements
(Cost $92,018)
92,018
1.0
Total Short-Term
Investments
(Cost $92,018)
92,018
1.0
Total Investments in
Securities
(Cost $9,034,839) $ 9,180,739 97.1
Assets in Excess of
Other Liabilities
271,018 2.9
Net Assets $ 9,451,757 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2025.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 8,827,139 $ — $ 8,827,139
U.S. Treasury Obligations — 261,582 — 261,582
Short-Term Investments — 92,018 — 92,018
Total Investments, at fair value $ — $ 9,180,739 $ — $ 9,180,739
Other Financial Instruments+
Futures 5,968 — — 5,968
Total Assets $ 5,968 $ 9,180,739 $ — $ 9,186,707
Liabilities Table
Other Financial Instruments+
Futures $ (1,785) $ — $ — $ (1,785)
Total Liabilities $ (1,785) $ — $ — $ (1,785)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2025, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 7 03/31/26 $ 1,461,523 $ 626
U.S. Treasury Long Bond 6 03/20/26 693,563 (1,310)
$ 2,155,086 $ (684)
Short Contracts:
U.S. Treasury 5-Year Note (1) 03/31/26 (109,305) 162
U.S. Treasury 10-Year Note (3) 03/20/26 (337,312) (475)
U.S. Treasury Ultra 10-Year Note (11) 03/20/26 (1,265,172) 5,180
$ (1,711,789) $ 4,867
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 181,380
Gross Unrealized Depreciation (35,480)
Net Unrealized Appreciation $ 145,900